Investments in Associates and other Companies (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investment value	$ 482	$ 483
Bladex [Member]
Disclosure of associates [line items]
Investment value	328	329
Stock Exchanges [Member]
Disclosure of associates [line items]
Investment value	$ 154	$ 154